Trade and Other Receivables - Schedule of trade receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Allowance for impairment Recognition, net of reversals	$ (210)	$ (345)
Cost [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Beginning balance	6,128
Ending balance	6,995	6,128
Electricity [member]
Disclosure of trade and other receivables [line items]
Beginning balance	3,086
Sales	1,402
Amounts received	(1,339)
Allowance for impairment Recognition, net of reversals	(45)
Allowance for impairment Transfers	(210)
Allowance for impairment Inflation indexation	359
CTA	(51)
Ending balance	3,202	3,086
Electricity [member] | Related parties [member]
Disclosure of trade and other receivables [line items]
Beginning balance	2,939
Sales	295
Amounts received	(620)
Transfers	405
Allowance for impairment Recognition, net of reversals	(18)
Allowance for impairment Transfers	(250)
Allowance for impairment Inflation indexation	349
CTA	(50)
Ending balance	3,050	2,939
Electricity [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Beginning balance	147
Sales	1,107
Amounts received	(719)
Transfers	(405)
Allowance for impairment Recognition, net of reversals	(27)
Allowance for impairment Transfers	40
Allowance for impairment Inflation indexation	10
CTA	(1)
Ending balance	152	147
Electricity [member] | Cost [member]
Disclosure of trade and other receivables [line items]
Beginning balance	5,437
Sales	1,402
Amounts received	(1,339)
Allowance for impairment Recognition, net of reversals	(45)
Allowance for impairment Inflation indexation	359
CTA	(91)
Ending balance	5,723	5,437
Electricity [member] | Cost [member] | Related parties [member]
Disclosure of trade and other receivables [line items]
Beginning balance	4,922
Sales	295
Amounts received	(620)
Transfers	405
Allowance for impairment Recognition, net of reversals	(18)
Allowance for impairment Inflation indexation	349
CTA	(86)
Ending balance	5,247	4,922
Electricity [member] | Cost [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Beginning balance	515
Sales	1,107
Amounts received	(719)
Transfers	(405)
Allowance for impairment Recognition, net of reversals	(27)
Allowance for impairment Inflation indexation	10
CTA	(5)
Ending balance	476	515
Electricity [member] | Accumulated impairment [member]
Disclosure of trade and other receivables [line items]
Beginning balance	(2,351)
Allowance for impairment Transfers	(210)
CTA	40
Ending balance	(2,521)	(2,351)
Electricity [member] | Accumulated impairment [member] | Related parties [member]
Disclosure of trade and other receivables [line items]
Beginning balance	(1,983)
Allowance for impairment Transfers	(250)
CTA	36
Ending balance	(2,197)	(1,983)
Electricity [member] | Accumulated impairment [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Beginning balance	(368)
Allowance for impairment Transfers	40
CTA	4
Ending balance	(324)	(368)
Amazonas Distribuidora de Energia [member] | Electricity [member] | Related parties [member]
Disclosure of trade and other receivables [line items]
Beginning balance	2,475
Sales	248
Amounts received	(549)
Transfers	405
Allowance for impairment Transfers	(277)
Allowance for impairment Inflation indexation	303
CTA	(42)
Ending balance	2,563	2,475
Ceron [member] | Electricity [member] | Related parties [member]
Disclosure of trade and other receivables [line items]
Beginning balance	369
Amounts received	(21)
Allowance for impairment Inflation indexation	34
CTA	(7)
Ending balance	375	369
Other related parties electrobras group [Member] | Electricity [member] | Related parties [member]
Disclosure of trade and other receivables [line items]
Beginning balance	95
Sales	47
Amounts received	(50)
Allowance for impairment Recognition, net of reversals	(18)
Allowance for impairment Transfers	27
Allowance for impairment Inflation indexation	12
CTA	(1)
Ending balance	112	95
Cigs [member] | Electricity [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Beginning balance	143
Sales	793
Amounts received	(395)
Transfers	(405)
Allowance for impairment Transfers	(3)
Allowance for impairment Inflation indexation	8
Ending balance	141	143
Centrais Eletricas do Para [member] | Electricity [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Sales	104
Amounts received	(129)
Allowance for impairment Recognition, net of reversals	(8)
Allowance for impairment Transfers	35
Ending balance	2
Other third parties [member] | Electricity [member] | Third parties [Member]
Disclosure of trade and other receivables [line items]
Beginning balance	4
Sales	210
Amounts received	(195)
Allowance for impairment Recognition, net of reversals	(19)
Allowance for impairment Transfers	8
Allowance for impairment Inflation indexation	2
CTA	(1)
Ending balance	$ 9	$ 4